PROSHARES TRUST

Supplement dated May 14, 2018

to each Fund’s Summary Prospectus, Statutory Prospectus and

Statement of Additional Information

dated October 1, 2017, each as supplemented or amended

Group A Funds:

ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares Morningstar Alternatives Solution ETF,

ProShares S&P 500 Ex-Energy ETF, ProShares S&P 500 Ex-Financials ETF,

ProShares S&P 500 Ex-Health Care ETF, ProShares S&P 500 Ex-Technology ETF and

ProShares Equities for Rising Rates ETF

Group B Funds:

ProShares Large Cap Core Plus, ProShares Hedge Replication ETF,

ProShares RAFITM Long/Short, ProShares Long Online/Short Stores ETF,

Proshares Decline of The Retail Store ETF

Devin Sullivan is the Portfolio Manager for all of the Group A Funds and Tarak Davé is the Portfolio Manager for all of the Group B Funds. All references to Rachel Ames are hereby removed.

The following replaces the corresponding information in the “Management” section of the applicable Fund’s Summary Prospectus:

Group A Funds:

Devin Sullivan, Portfolio Manager, has jointly and primarily managed the Fund since April 2018.

Group B Funds:

Tarak Davé, Portfolio Manager, has jointly and primarily managed the Fund since April 2018.

The following information is added to the “Management of ProShares Trust—Portfolio Management” section of the Statutory Prospectus:

Tarak Davé: ProShare Advisors LLC: Portfolio Manager since April 2018, Associate Portfolio Manager from November 2015 to April 2018, Senior Portfolio Analyst from May 2014 to October 2015 and Portfolio Analyst from April 2011 to April 2014. ProFund Advisors: Portfolio Manager since April 2018, Associate Portfolio Manager from November 2015 to April 2018, Senior Portfolio Analyst from May 2014 to October 2015 and Portfolio Analyst from April 2011 to April 2014.

The following replaces the corresponding information in the “Portfolio Managers’ Compensation—Other Accounts Managed by Portfolio Managers” section of the Statement of Additional Information, as of March 31, 2018:

Devin Sullivan managed three “Other Accounts” totaling $440,656,450.

Please retain this Supplement for future reference.